Supplementary Financial Information (Schedule Of Employee Benefit Obligations And Other) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
Retirement plans and other employee benefits	$ 1,810	$ 1,834	$ 1,858
Operating lease liabilities	94	66
Investment tax credits	6	6	8
Other	88	74	77
Total employee benefit, operating lease and other obligations	$ 1,998	$ 1,980	$ 1,943